Eaton Vance
Maryland Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.9%
Maryland Community Development Administration, (Local Government Infrastructure), 5.00%, 6/1/43	$775	$ 831,306
		$ 831,306
Education — 6.5%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):
5.00%, 10/1/43	$595	$ 627,197
5.00%, 10/1/49	800	805,721
Maryland Health and Higher Educational Facilities Authority, (Stevenson University), 5.00%, 6/1/32	495	527,838
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,025	987,856
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	2,100	2,026,164
University System of Maryland, 4.00%, 4/1/34	1,000	1,007,060
		$ 5,981,836
Escrowed/Prerefunded — 0.6%
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	$500	$ 534,047
		$ 534,047
General Obligations — 24.4%
Anne Arundel County, MD:
5.00%, 10/1/36	$1,185	$ 1,388,013
5.00%, 10/1/41	800	896,408
5.00%, 10/1/46	950	979,687
Baltimore County, MD:
4.00%, 3/1/40	1,030	1,050,156
5.00%, 3/1/44	1,000	1,086,561
Carroll County, MD:
4.00%, 11/1/42	300	302,379
5.00%, 11/1/40(1)	1,435	1,633,567
Cecil County, MD, 4.50%, 8/1/53	870	882,417
Howard County, MD:
2.00%, 8/15/34	525	460,639
2.00%, 8/15/35	1,000	857,565
4.00%, 8/15/43	200	200,195
Maryland:
3.00%, 8/1/31	1,455	1,455,137
4.00%, 3/15/35	705	735,416
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Montgomery County, MD:
2.00%, 8/1/39	$2,000	$ 1,559,842
4.00%, 8/1/40	35	35,734
(SPA: U.S. Bank, N.A.), 2.70%, 11/1/37(2)	1,350	1,350,000
Prince George's County, MD:
3.00%, 9/15/33	210	209,789
5.00%, 8/1/41	950	1,055,216
5.00%, 8/1/42	310	343,989
Puerto Rico:
0.00%, 7/1/33	750	540,729
5.625%, 7/1/29	1,000	1,061,744
Talbot County, MD, 5.00%, 1/1/37	1,380	1,530,739
Washington Suburban Sanitary District, MD:
5.00%, 6/1/40	1,000	1,108,154
Green Bonds, 3.00%, 6/1/42	1,700	1,461,073
Green Bonds, 4.00%, 6/1/45	140	139,929
Wicomico County, MD, 4.00%, 11/1/45	25	24,783
		$22,349,861
Hospital — 12.5%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$950	$ 969,396
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System):
5.00%, 7/1/48	1,000	1,014,424
5.25%, 7/1/53	745	763,268
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System):
2.79%, 6/1/42(3)	835	835,000
(LOC: TD Bank, N.A.), 2.80%, 6/1/46(2)	700	700,000
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	960	960,335
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	2,425	2,214,239
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,001,168
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	297,806
Montgomery County, MD, (Trinity Health Corp.), 4.00%, 12/1/44	2,000	1,886,111
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	840	775,944
		$11,417,691

Eaton Vance
Maryland Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 12.1%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,023,775
Maryland Community Development Administration:
2.30%, 9/1/35	1,000	861,958
Social Bonds, 1.65%, 9/1/29	595	550,407
Social Bonds, 1.80%, 9/1/30	415	384,628
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	1,000	1,011,383
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	750	769,340
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	580	616,956
Sustainability Bonds, 4.35%, 7/1/43	1,000	1,002,686
Maryland Community Development Administration, (Villages At Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	995	985,871
Maryland Department of Housing and Community Development Administration, Green Bonds, 4.45%, 7/1/44	910	925,857
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	1,030	839,154
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	500	531,592
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,000,514
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	115	106,479
2.00%, 1/1/32	200	186,041
2.05%, 7/1/32	100	92,695
2.10%, 1/1/33	185	169,385
2.125%, 7/1/33	5	4,549
		$11,063,270
Industrial Development Revenue — 2.6%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 4.10% to 4/3/28 (Put Date), 10/1/36	$750	$ 771,923
Maryland Economic Development Corp., (Core Natural Resources, Inc.), 5.00% to 3/27/35 (Put Date), 7/1/48(4)	1,500	1,577,463
		$ 2,349,386
Insured - Escrowed/Prerefunded — 1.0%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$895	$ 912,023
		$ 912,023
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 5.2%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,422,939
Maryland Health and Higher Educational Facilities Authority, (TidalHealth, Inc.):
(AG), 5.00%, 7/1/44	340	358,223
(AG), 5.00%, 7/1/45	250	261,490
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (AG), 4.00%, 7/1/48	695	662,154
		$ 4,704,806
Insured - Transportation — 3.4%
Maryland Department of Transportation:
(AG), (AMT), 5.25%, 8/1/40	$1,000	$ 1,111,095
(AG), (AMT), 5.25%, 8/1/44	1,000	1,071,305
(AG), (AMT), 5.25%, 8/1/49	910	962,113
		$ 3,144,513
Lease Revenue/Certificates of Participation — 5.0%
Maryland Stadium Authority:
5.00%, 5/1/47	$2,250	$ 2,287,018
5.00%, 5/1/50	995	1,080,756
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/49	500	466,330
4.00%, 6/1/52	800	735,048
		$ 4,569,152
Senior Living/Life Care — 3.0%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 914,323
Howard County, MD, (Vantage House), 5.00%, 4/1/26	295	295,319
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	500,163
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,003,856
		$ 2,713,661
Solid Waste — 1.4%
Maryland Environmental Service, (Midshore II Regional Landfill), 5.00%, 11/1/36	$1,085	$ 1,260,675
		$ 1,260,675
Special Tax Revenue — 7.3%
American Samoa Economic Development Authority:
5.00%, 9/1/35(1)(4)	$150	$ 159,257
5.00%, 9/1/38(4)	200	204,201

Eaton Vance
Maryland Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Howard County, MD, (Annapolis Junction Town Center):
5.00%, 2/15/38	$450	$ 486,598
5.00%, 2/15/39	425	457,157
Maryland Department of Transportation, 2.50%, 10/1/33	700	662,700
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,090	1,062,713
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	1,000	962,998
Green Bonds, 5.25%, 7/15/59	1,500	1,582,963
Sustainability Bonds, 5.25%, 7/15/53	1,000	1,049,513
		$ 6,628,100
Transportation — 8.5%
Maryland Department of Transportation, (AMT), 4.00%, 8/1/41	$1,335	$ 1,285,735
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	125	125,615
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	517,835
Maryland Transportation Authority:
4.00%, 7/1/45	115	111,592
5.00%, 7/1/51	1,500	1,550,881
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	2,000	2,037,782
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/39	1,000	1,102,005
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/31	1,000	1,035,114
		$ 7,766,559
Water and Sewer — 1.6%
Washington Suburban Sanitary District, MD, 4.00%, 6/1/40	$1,500	$ 1,503,044
		$ 1,503,044
Total Tax-Exempt Municipal Obligations (identified cost $87,558,153)		$87,729,930

Taxable Municipal Obligations — 4.1%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Baltimore Mayor and City Council, MD, 5.60%, 10/15/30(5)	$440	$ 454,566
		$ 454,566
Security	Principal Amount (000's omitted)	Value
Hospital — 0.8%
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	$1,000	$ 796,535
		$ 796,535
Housing — 2.2%
Maryland Community Development Administration, (FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 4.00%, 7/1/45(3)	$2,000	$ 2,000,000
		$ 2,000,000
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 272,049
2.593%, 8/1/27	260	253,346
		$ 525,395
Total Taxable Municipal Obligations (identified cost $3,982,785)		$ 3,776,496

Short-Term Investments — 0.3%
U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 12/2/25	$250	$ 249,973
Total U.S. Treasury Obligations (identified cost $249,973)		$ 249,973
Total Short-Term Investments (identified cost $249,973)		$ 249,973
Total Investments — 100.4% (identified cost $91,790,911)		$91,756,399
Other Assets, Less Liabilities — (0.4)%		$ (322,484)
Net Assets — 100.0%		$91,433,915

Eaton Vance
Maryland Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2025.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2025.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2025, the aggregate value of these securities is $1,940,921 or 2.1% of the Fund's net assets.
(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2025, 9.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.7% to 4.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at November 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$87,729,930	$ —	$87,729,930
Taxable Municipal Obligations	—	3,776,496	—	3,776,496
Short-Term Investments	—	249,973	—	249,973
Total Investments	$ —	$91,756,399	$ —	$91,756,399

Eaton Vance
Maryland Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.